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                                                          Fortis Money Fund
                                                          Annual Report
                                                          SEPTEMBER 30, 1998




                                                          FORTIS FINANCIAL GROUP

                                 [GRAPHIC]

FORTIS MONEY FUND ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULE OF INVESTMENTS                                        2

STATEMENT OF ASSETS AND LIABILITIES                            4

STATEMENT OF OPERATIONS                                        4

STATEMENTS OF CHANGES IN NET ASSETS                            5

NOTES TO FINANCIAL STATEMENTS                                  6

INDEPENDENT AUDITORS' REPORT                                   8

BOARD OF DIRECTORS AND OFFICERS                                9

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

The letter from the portfolio manager and president provides a detailed analysis of the fund and financial markets. The pie chart shows a breakdown of the fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

                                     [PHOTO]

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 9/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banks                               23.0%
Diversified Finance                 14.9%
Consumer Finance                    12.8%
Captive Equipment Finance           11.3%
Captive Auto Finance                 8.9%
Utilities-Electric                   8.5%
Brokerage and Investment             5.3%
Oil-Refining                         4.7%
Industrial                           4.4%
Food-Grocery, Miscellaneous          3.2%
Beverage                             3.0%

DEAR FORTIS SHAREHOLDER,

REVIEW

The U.S. economy grew at an impressive 3.5% pace over the past year. The primary source of the economy's strength has been consumer spending, which has benefitted from rising equity prices, low unemployment and inflation. While the U.S. was enjoying strong growth, Asia's economies significantly weakened, threatening to derail the U.S. economic expansion. The effects of Asia's problems on the U.S. have been slow to materialize. However, there is mounting evidence that the global slowdown is impacting the U.S. Recognizing this evidence the Federal Reserve Bank lowered the federal funds rate from 5.50% to 5.25% in September 1998 and to 5.00% in October 1998.

For the year ending September 30, 1998 the fund yielded 4.88% (class A before sales charge). In a period of stable short term rates the yield was little changed from last year when the fund's yield was 4.74% (class A before sales charge). The fund continues to place great emphasis on high quality and liquidity while looking to target the fund's average maturity at an optimal length. (Maturity is the length of time between now and the date a security is repaid. We consider 45-50 days to be a neutral target for the portfolio).

During the past year, the fund's average maturity has fluctuated between 35-60 days with most of the fluctuation occurring between December and March. During those months we felt that shorter maturities were offering more value and we kept the average maturity of the fund between 35-50 days. By the end of March we moved the average maturity of the fund to 60 days to take advantage of the slightly higher yields on longer maturities during a period in which we did not expect interest rates to rise. The fund's average maturity stayed near 60 days until the end of September when it became apparent that short-term interest rates would be declining over the next few months. We now feel that the market has fairly priced future interest rate declines and have lowered the average maturity to 45-50 days.

OUTLOOK

Looking forward, we expect economic growth to moderate further over the next year. The risk of a recession in 1999 has grown considerably as Asia has done little to cure their economic ills while Latin America is also beginning to show signs of economic weakness. The Fed is likely to lower the federal funds rate a few more times in an effort to stave off a recession. Currently, market prices indicate that the market is expecting another 0.50% cut in rates over the next three months. The fund's average maturity will be maintained at our neutral target for the near future.

Sincerely,

           [SIGNATURE]                                            [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President
October 16, 1998

FORTIS MONEY FUND
Schedule of Investments
September 30, 1998

SHORT-TERM INVESTMENTS-100.05%

--------------------------------------------------------------------------------
                                                                                               Standard
                                                                                               & Poor's
    Principal                                                                   Maturity        Rating
     Amount                                                        Yield          Date        (Unaudited)      Value (a)
   -----------                                                   ---------    ------------   -------------   -------------
                 BANKS-23.01%
   $6,500,000    Banc One Funding Corp.(d)....................      5.66%        10/30/98             A1     $   6,471,201
    3,000,000    Deutsche Bank AG.............................      5.60%        11/09/98             A1         2,982,286
    3,000,000    Deutsche Bank AG.............................      5.60%        10/08/98             A1         2,996,792
    5,000,000    NationsBank Corp.............................      5.74%        01/06/99             A1         4,925,903
    7,000,000    Norwest Corp.................................      5.27%        12/22/98             A1         6,918,205
    6,100,000    Toronto-Dominion Holdings USA, Inc...........      5.61%        11/23/98             A1         6,050,966
    6,060,000    U.S. Bank N.A. Money Market Variable Rate
                   Time Desposit..............................      5.36%        10/01/98            A1+         6,060,000
                                                                                                             -------------
                                                                                                                36,405,353
                                                                                                             -------------
                 BEVERAGE-3.13%
    5,000,000    Pepsico, Inc. (e)............................      5.56%        12/14/98             A1         4,944,500
                                                                                                             -------------
                 BROKERAGE AND INVESTMENT-5.36%
    2,500,000    Merrill Lynch & Co., Inc.....................      5.67%        10/16/98            A1+         2,494,354
    6,000,000    Morgan Stanley Dean Witter Discover & Co.....      5.65%        10/13/98             A1         5,989,020
                                                                                                             -------------
                                                                                                                 8,483,374
                                                                                                             -------------
                 CAPTIVE AUTO FINANCE-8.67%
    4,100,000    Ford Motor Credit Corp.......................      5.67%        12/04/98             A1         4,060,057
    2,700,000    Ford Motor Credit Corp.......................      5.69%        01/11/99             A1         2,658,078
    6,000,000    General Motors Acceptance Corp...............      5.54%        10/02/98             A1         5,999,090
    1,000,000    General Motors Acceptance Corp...............      5.62%        10/26/98             A1           996,174
                                                                                                             -------------
                                                                                                                13,713,399
                                                                                                             -------------
                 CAPTIVE EQUIPMENT FINANCE-11.37%
    6,500,000    IBM Credit Corp..............................      5.65%        11/20/98             A1         6,450,618
    7,000,000    John Deere Capital Corp......................      5.63%        01/15/99             A1         6,888,082
    2,500,000    PACCAR Financial Corp........................      5.71%        11/24/98             A1         2,479,713
    2,200,000    PACCAR Financial Corp........................      5.68%        01/13/99            A1+         2,165,362
                                                                                                             -------------
                                                                                                                17,983,775
                                                                                                             -------------
                 CONSUMER FINANCING-12.86%
    6,800,000    American Express Credit Corp.................      5.65%        12/07/98             A1         6,730,774
    2,700,000    American General Finance Corp................      5.63%        10/20/98             A1         2,692,176
    4,000,000    American General Finance Corp................      5.66%        11/18/98             A1         3,970,666
    7,000,000    Commercial Credit Corp.......................      5.60%        11/20/98             A1         6,947,013
                                                                                                             -------------
                                                                                                                20,340,629
                                                                                                             -------------
                 DIVERSIFIED FINANCE-14.89%
    3,003,000    Associates Corp. Master Variable Rate Note...      5.42%        10/01/98            A1+         3,003,000
    7,000,000    CIT Group Holdings, Inc......................      5.58%        12/08/98             A1         6,928,203
    3,400,000    General Electric Capital Corp................      5.45%        01/14/99            A1+         3,347,640
    3,400,000    General Electric Capital Corp................      5.68%        10/21/98            A1+         3,389,611
    7,000,000    Prudential Funding Corp......................      5.64%        01/20/99             A1         6,882,587
                                                                                                             -------------
                                                                                                                23,551,041
                                                                                                             -------------
                 FOOD-GROCERY, MISCELLANEOUS-3.22%
    5,100,000    Nestle Capital Corp..........................      5.55%        10/19/98             A1         5,086,230
                                                                                                             -------------
                 INDUSTRIAL-4.38%
    5,000,000    Xerox Credit Corp............................      5.58%        11/05/98             A1         4,973,507
    2,000,000    Xerox Credit Corp............................      5.78%        02/05/99             A1         1,961,406
                                                                                                             -------------
                                                                                                                 6,934,913
                                                                                                             -------------
                 OIL-REFINING-4.69%
    3,500,000    Texaco, Inc..................................      5.45%        01/12/99             A1         3,447,127
    4,000,000    Texaco, Inc..................................      5.65%        11/12/98             A1         3,974,473
                                                                                                             -------------
                                                                                                                 7,421,600
                                                                                                             -------------

--------------------------------------------------------------------------------

                                                                                               Standard
                                                                                               & Poor's
    Principal                                                                   Maturity        Rating
     Amount                                                        Yield          Date        (Unaudited)      Value (a)
   -----------                                                   ---------    ------------   -------------   -------------
                 UTILITIES-ELECTRIC-8.47%
   $6,500,000    CSW Credit, Inc..............................      5.47%        12/17/98            A1+     $   6,426,037
    7,000,000    Duke Power Co................................      5.59%        10/23/98             A1         6,976,729
                                                                                                             -------------
                                                                                                                13,402,766
                                                                                                             -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $158,267,580) (B)..........................                                               $ 158,267,580
                                                                                                             -------------
                                                                                                             -------------

 (a) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (b) Also represents cost for federal income tax purposes.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) Commercial paper sold within the terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors.
 (e) Commercial paper sold within the terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". This security has been identified by portfolio management as illiquid. The portfolio entered into the following Section 4(2) transaction, September 1, 1998 the portfolio acquired $5,000,000 par Pepsico, Inc. due December 14, 1998 with a cost basis on September 30, 1998 of $4,944,500. The value of this security at September 30, 1998 is $4,944,500 which represents 3.13% of total net assets.

FORTIS MONEY FUND

Statement of Assets and Liabilities

September 30, 1998

--------------------------------------------------------------------------------
ASSETS
  Short-term investments, as detailed in the accompanying
    schedule, at amortized cost (approximates market) (Note 1)....  $158,267,580
  Cash on deposit with custodian..................................           755
  Receivables:
    Interest and dividends........................................        34,005
  Deferred registration costs (Note 1)............................        52,038
                                                                    ------------
TOTAL ASSETS......................................................   158,354,378
                                                                    ------------
LIABILITIES
  Cash portion of dividends payable...............................        25,260
  Payable for investment advisory and management fees (Note 2)....        78,037
  Payable for distribution fees (Note 2)..........................            57
  Accounts payable and accrued expenses...........................        59,690
                                                                    ------------
TOTAL LIABILITIES.................................................       163,044
                                                                    ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per
    share-authorized 50,000,000,000 shares........................  $158,191,334
                                                                    ------------
                                                                    ------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of $156,622,549 and
    156,622,549 shares outstanding)...............................         $1.00
                                                                    ------------
  Class B shares (based on net assets of $304,510 and 304,510
    shares outstanding)...........................................         $1.00
                                                                    ------------
  Class C shares (based on net assets of $714,291 and 714,291
    shares outstanding)...........................................         $1.00
                                                                    ------------
  Class H shares (based on net assets of $549,984 and 549,984
    shares outstanding)...........................................         $1.00
                                                                    ------------

FORTIS MONEY FUND

Statement of Operations

For the Year Ended September 30, 1998

--------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Income
    Interest income................................................  $8,013,548
                                                                     -----------
  Expenses:
    Investment advisory and management fees (Note 2)...............     853,729
    Distribution fees (Class B) (Note 2)...........................         859
    Distribution fees (Class C) (Note 2)...........................         849
    Distribution fees (Class H) (Note 2)...........................       5,160
    Legal and auditing fees (Note 2)...............................      38,194
    Custodian fees.................................................      13,041
    Shareholders' notices and reports..............................      45,435
    Registration fees (Note 1).....................................     118,882
    Directors' fees and expenses...................................      17,159
    Transfer agent expenses (Note 2)...............................     134,597
    Other..........................................................       6,506
                                                                     -----------
  Total expenses...................................................   1,234,411
                                                                     -----------
NET INVESTMENT INCOME..............................................   6,779,137
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $6,779,137
                                                                     -----------
                                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                                     FOR THE         FOR THE
                                                    YEAR ENDED      YEAR ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                       1998            1997
                                                  --------------  --------------
OPERATIONS
  Net investment income.........................  $    6,779,137  $    5,982,346
                                                  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................      (6,744,943)     (5,968,459)
    Class B.....................................          (4,300)         (2,997)
    Class C.....................................          (4,329)           (320)
    Class H.....................................         (25,565)        (10,570)
                                                  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............      (6,779,137)     (5,982,346)
                                                  --------------  --------------
CAPITAL STOCK TRANSACTIONS (AT CONSTANT $1.00
  NET ASSET VALUE PER SHARE):
  Proceeds from sale of shares
    Class A.....................................     661,898,113     402,804,393
    Class B.....................................         685,158         338,532
    Class C.....................................       5,185,184          93,504
    Class H.....................................       1,451,437       1,439,348
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A.....................................       6,172,248       5,416,791
    Class B.....................................           3,256           1,582
    Class C.....................................           2,773             161
    Class H.....................................          23,161           7,531
  Less cost of repurchase of shares
    Class A.....................................    (637,994,732)   (402,049,686)
    Class B.....................................        (439,399)       (312,470)
    Class C.....................................      (4,483,885)        (83,904)
    Class H.....................................      (1,551,779)       (880,123)
                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..................................      30,951,535       6,775,659
                                                  --------------  --------------
TOTAL INCREASE IN NET ASSETS....................      30,951,535       6,775,659
NET ASSETS:
  Beginning of year.............................     127,239,799     120,464,140
                                                  --------------  --------------
  End of year...................................  $  158,191,334  $  127,239,799
                                                  --------------  --------------
                                                  --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The fund is a diversified series of Fortis Money Portfolios, Inc., an open-end management investment company. The primary investment objective of the fund is maximum current income to the extent consistent with stability of principal. The Articles of Incorporation of Fortis Money Portfolios, Inc. permits the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C and Class H shares. The fund began to issue multiple class shares effective November 14, 1994. Class B and H shares may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares may be subject to a contingent deferred sales charge for one year. Class A shares of the fund will be offered to investors generally, while Class B, C and H will be available only for exchange from the corresponding class of any other fund. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   SECURITY VALUATION: Pursuant to Rule 2a-7 under the Investment Company Act of 1940, investments are valued at amortized cost which assumes a constant amortization to maturity of discount or premium. The use of this method results in a constant net asset value of $1.00.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on trade date. Interest income including amortization of premium and discount, is recorded on the accrual basis. For the year ended September 30, 1998, the cost of purchases and proceeds from sales of short-term securities aggregated $922,392,060 and $891,436,618 respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME DISTRIBUTIONS: It is the policy of the fund to declare a distribution of all its net investment income each day the New York Stock Exchange is open, to shareholders of record the previous day, to be paid on the last business day of each month.

   ILLIQUID SECURITIES: At October 31, 1998, investments in securities for the fund included an issue that is illiquid. Fortis Money Fund currently limit investments in illiquid securities to 5% of total net asset, at market value, at date of purchase. The aggregate value of such security at October 31, 1998 was $4,944,500 which represents 3.13% of total net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .6% of the first $500 million of average daily net assets and .55% of average daily net assets in excess of $500 million.

   Pursuant to a plan adopted under Rule 12b-1 of the Investment Company Act of 1940, Fortis Advisers uses .2% of its advisory and management fee to pay for distribution expenses. Classes B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) additional distribution fees equal to .8% of average daily net assets (of the respective classes) on an annual basis. Fortis Investors, Inc. also received sales charges (paid by redeemers of the funds' shares) aggregating $184 for Class A, $3,942 for Class B, $22 for Class C and $24,591 for Class H.

   The fund also reimburses Fortis Advisers, Inc. for direct transfer agent expenses such as postage.

   Legal fees and expenses aggregating $12,300 for the year ended September 30, 1998, were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                                                                Class B
                                                                      Class A                               ----------------
                                           -------------------------------------------------------------       Year Ended
                                                             Year Ended September 30,                        September 30,
                                           -------------------------------------------------------------    ----------------
                                             1998         1997         1996         1995         1994        1998      1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $ 1.00    $ 1.00
                                           ---------    ---------    ---------    ---------    ---------    ------    ------
Operations:
  Investment income - net...............         .05          .05          .05          .05          .03       .04       .04
                                           ---------    ---------    ---------    ---------    ---------    ------    ------
Distributions to shareholders:
  From investment income - net..........        (.05)        (.05)        (.05)        (.05)        (.03)     (.04)     (.04)
                                           ---------    ---------    ---------    ---------    ---------    ------    ------
Net asset value, end of period..........   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $ 1.00    $ 1.00
                                           ---------    ---------    ---------    ---------    ---------    ------    ------
Total return @..........................        4.88%        4.74%        4.74%        5.03%        2.92%     4.06%     3.97%
Net assets end of period (000s
  omitted)..............................   $ 156,623    $ 126,547    $ 120,375    $ 105,472    $ 105,659    $  305    $   55
Ratio of expenses to average daily net
  assets................................         .86%         .88%         .91%         .91%         .88%     1.66%     1.68%
Ratio of net investment income to
  average daily net assets..............        4.77%        4.64%        4.67%        4.91%        2.92%     4.00%     3.94%


                                          1996+++
--------------------------------------------------------
Net asset value, beginning of period....  $1.00
                                          ------
Operations:
  Investment income - net...............    .04
                                          ------
Distributions to shareholders:
  From investment income - net..........   (.04)
                                          ------
Net asset value, end of period..........  $1.00
                                          ------
Total return @..........................   4.11%
Net assets end of period (000s
  omitted)..............................  $  28
Ratio of expenses to average daily net
  assets................................   1.71%*
Ratio of net investment income to
  average daily net assets..............   3.99%*

                                                             Class C                                   Class H
                                           --------------------------------------------    --------------------------------
                                                     Year Ended September 30,                  Year Ended September 30,
                                           --------------------------------------------    --------------------------------
                                             1998        1997        1996       1995++       1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                           --------    --------    --------    --------    --------    --------    --------
Operations:
  Investment income - net...............        .04         .04         .05         .01         .04         .04         .04
                                           --------    --------    --------    --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.04)       (.04)       (.05)       (.01)       (.04)       (.04)       (.04)
                                           --------    --------    --------    --------    --------    --------    --------
Net asset value, end of period..........   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                           --------    --------    --------    --------    --------    --------    --------
Total return @..........................       4.12%       4.45%       4.97%       1.33%       4.07%       4.06%       4.04%
Net assets end of period (000s
  omitted)..............................   $    714    $     10    $      1    $      9    $    550    $    627    $     60
Ratio of expenses to average daily net
  assets................................       1.66%       1.68%       1.46%(a)     1.71%*     1.66%       1.68%       1.71%
Ratio of net investment income to
  average daily net assets..............       4.08%       3.98%       4.33%(a)     4.46%*     3.96%       4.02%       4.03%


                                           1995+
---------------------------------------------------------------
Net asset value, beginning of period....  $   1.00
                                          --------
Operations:
  Investment income - net...............       .02
                                          --------
Distributions to shareholders:
  From investment income - net..........      (.02)
                                          --------
Net asset value, end of period..........  $   1.00
                                          --------
Total return @..........................      2.52%
Net assets end of period (000s
  omitted)..............................  $    122
Ratio of expenses to average daily net
  assets................................      1.71%*
Ratio of net investment income to
  average daily net assets..............      4.43%*

*      Annualized.
+ For the period from March 16, 1995 (date of first investment) to September 30, 1995.
++ For the period from June 14, 1995 (date of first investment) to September 30, 1995.
+++ For the perod from October 9, 1995 (date of first investment) to September 30, 1996.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.
(a) Advisers has reimbured expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ending September 30, 1996, had the reimbursement not been made, ratios of expenses and net investment income to average daily net assets would have been 1.71% and 4.08% respectively, for Class C.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Money Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Fortis Money Fund (a series of Fortis Money Portfolios, Inc.) as of September 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 1998, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Fortis Money Fund at September 30, 1998 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended September 30, 1998, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
November 6, 1998

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

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             FORTIS

Solid partners, flexible solutions-SM-


--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible
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Fortis Financial Group offers mutual funds, annuities and life insurance
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Fortis, Inc. is part of Fortis, a worldwide group of companies active in the
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Fortis: Steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter; member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      Bulk Rate
St. Paul, MN 55164                                                U.S. Postage
                                                                     PAID
                                                                 Permit No. 3794
FORTIS MONEY FUND                                                Minneapolis, MN
                                                                 ---------------


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